DEPOSITS	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2018 and 2017 were $284.9 million and $174.8 million, respectively.

Scheduled maturities of time deposits for the next five years were as follows:

(Dollars in thousands)
2019	$1,407,996
2020	471,183
2021	163,575
2022	110,170
2023	20,112
Thereafter	528
Total	$2,173,564